Supplement to the Current Prospectus

MFS(R) International Value Fund

Effective November 20, 2008, the sub-section entitled "Portfolio Manager(s)" under the main heading "Management of the Fund" is hereby restated as follows:

Portfolio Manager(s)
Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund's SAI. Each portfolio manager is primarily responsible for the day-to-day management of the fund.

--------------------- ---------------- ------------ ---------------------------
Portfolio Manager     Primary Role     Since        Title    and   Five   Year
                                                    History
--------------------- ---------------- ------------ ---------------------------
--------------------- ---------------- ------------ ---------------------------
Benjamin Stone        Portfolio        November     Investment officer of
                      Manager          2008         MFS; employed in the
                                                    investment area of MFS since
                                                    2005; Research analyst at
                                                    Schroders Investment
                                                    Management from 1997 to
                                                    2005.
--------------------- ---------------- ------------ ---------------------------
--------------------- ---------------- ------------ ---------------------------
Barnaby Wiener        Portfolio        2003         Investment Officer of
                      Manager                       MFS; employed in the
                                                    investment area of MFS
                                                    since 1998.
--------------------- ---------------- ------------ ---------------------------


                The date of this supplement is November 20, 2008.